Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ORDINARY SHARES, PREFERRED SHARES, WARRANTS, RESTRICTED SHARES AND OPTIONS

NOTE 7 - ordinary shares, PREFERRED shares, warrants, restricted shares and options:

a.	Ordinary shares:

The share capital as of December 31, 2018 and 2017 is composed of ordinary shares of $0.001 par value and preferred shares of $0.0001 par value, as follows:

	Number of shares		Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2018		December 31, 2017

Ordinary shares	100,000,000	6,304,677	20,000,000	2,576,415
Preferred shares	5,000,000	-	5,000,000	-

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018. The effect of such consolidation was applied retrospectively for all the amount of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements.

The increase in the issued and outstanding ordinary shares was due to the ordinary shares issued as part of the August 16, 2018 and November 27, 2018 financing rounds (see Note 1.f. for additional information) and due to the restricted ordinary shares issued to certain employees of the Group (see section c. below for additional information).

On December 24, 2018, as part of the annual general meeting resolutions, the authorized ordinary shares were increased by an additional 80,000,000 ordinary shares of $0.001 par value.

b.	Warrants:

Since its inception, Cambridge issued 855,744 warrants which were assumed by the Company in the merger (see Note 1). Each warrant entitles its holder to purchase one ordinary share at a price of $115.0 and expires on December 17, 2018. The Company may redeem the warrants in the event that the traded ordinary share price is at least $175.00 per share (for any 20 trading days within a 30-day trading period) on a "cashless basis". On March 21, 2016, the Company received a letter from Nasdaq informing that its warrants did not meet the minimum 400 Round Lot Holder requirement for initial listing on the Nasdaq and that the Staff had determined to initiate procedures to delist the Company's warrants from Nasdaq. As the Company did not appeal this determination, the Company's warrants were delisted from Nasdaq on April 18, 2016 and since such date have traded on the "OTC Pink" market under the symbol "ABIWF". The warrant holders did not exercise their warrants and therefore those warrants expired on December 17, 2018.

On August 16, 2018, the Company issued warrants to purchase 54,620 ordinary shares in connection with a financing round; such warrants were classified within the Company's equity due to the nature of their rights. See Note 1.f. for additional information.

On November 17, 2018, the Company issued warrants to purchase an aggregate of 3,230,769 ordinary shares in connection with a financing round; such warrants were classified within the Company's equity due to the nature of their rights. See Note 1.f. for additional information.

On January 10, 2019, the Company issued warrants to purchase an aggregate of 452,852 ordinary shares in connection with the Conversion Agreement. See Note 1.f. for additional information.

On January 15, 2019, the Company issued warrants to purchase 300,000 ordinary shares in connection with the purchase of Telcostar Pte. Ltd ("Telcostar). See Note 8.c. for additional information.

c.	Restricted ordinary shares:

On December 24, 2018, the Company issued 150,000 restricted ordinary shares to certain employees of the Group (on the date of issuance, the closing price of the ordinary shares of the Company was $1.59). The restricted ordinary shares vest in three equal installments on each of January 17, 2019, January 17, 2020 and January 17, 2021, subject to the executive's continued service with the Group through the applicable vesting date. On a "change of control" (as defined in the 2015 Long-Term Equity Incentive Plan), the restricted ordinary shares will vest immediately prior to such change of control, subject to the executive's continued service to the Group through the date of the change of control.

On April 17, 2019, the Company granted each of Mr. Hurgin and Mr. Aurovsky an award of 350,000 restricted ordinary shares (700,000 restricted ordinary shares for both) under the Company's 2015 Long-Term Equity Incentive Plan and in accordance with Section 3(i) of the Israeli Income Tax Ordinance (New Version) 1961. The restricted ordinary shares vest in three equal installments on each of January 13, 2022, January 13, 2023 and January 13, 2024, subject to the Controlling Shareholders' continued service with the Group through the applicable vesting date. On a "change of control" (as defined in the 2015 Long-Term Equity Incentive Plan) the restricted ordinary shares will vest immediately prior to such change of control, subject to the executive's continued service to the Group through the date of the change of control.

d.	Options:

On December 24, 2018, the Company granted 25,000 options to purchase 25,000 ordinary shares with an exercise price of $0.001 to one of the Group service providers. The options vest in three equal installments on each of January 17, 2019, January 17, 2020 and January 17, 2021, subject to the service provider continued providing service to the Group through the applicable vesting date. On a "change of control" (as defined in the 2015 Long-Term Equity Incentive Plan) the options will vest as of immediately prior to such change of control, subject to the executive's continued service to the Company through the date of the change of control.

A summary of the Company's stock option activities and related information for the year ended December 31, 2018, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic- value

Outstanding as of December 31, 2017	-	$-	-	$-
Granted during the year	25,000	$0.001

Outstanding as of December 31, 2018	25,000	$0.001	9.05	$39,725

Exercisable as of December 31, 2018	-	$-	-	$-

On February 17, 2019, the Company's Board resolved to increase the number of shares authorized for issuance under the 2015 Long-Term Equity Incentive Plan ("Plan")   by an additional 1,668,887 shares.

e.	Stock based compensation:

The Stock based compensation in connection with restricted shares and options granted to the Group employees and service provider amounted to $91 thousand, $0 and $0 in the years ended December 31, 2018, 2017 and 2016, respectively, and were recorded as follows:

	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Selling and marketing expenses	$52	$-	$-
General and administrative expenses	39	-	-
	$91	$-	$-